DIVIDENDS ON ORDINARY SHARES	6 Months Ended
Jun. 30, 2025
Dividends On Ordinary Shares [Abstract]
DIVIDENDS ON ORDINARY SHARES	6. DIVIDENDS ON ORDINARY SHARES
There were no dividends paid on the Company’s ordinary shares in issue (H1-24: £554m) as, in anticipation of the proposed acquisition of TSB by Santander UK
(subject to regulatory approvals and other consents), the Board passed a resolution in August 2025 to cancel the interim dividends that had been declared at 30
June 2025.